STOCKHOLDERS' EQUITY (Details) (Company Warrants, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrants Granted, number	2,100,000	17,332,500	3,057,627
Awards Granted, exercise price	$ 2.72	$ 1.26	$ 0.39
Awards Granted, term		5 years	7 years 10 months 24 days
Warrants Fair Value		$ 27,618,722	$ 474,267
Lower Range
Awards Granted, term			5 years
Upper Range
Awards Granted, term			10 years
Debt Modification
Warrants Granted, number		5,685,300
Awards Granted, exercise price		$ 0.38
Awards Granted, term		5 years
Warrants Fair Value		10,505,247
Issued with Debt
Warrants Granted, number		10,314,700
Awards Granted, term		5 years
Warrants Fair Value		15,549,855
Issued with Debt | Lower Range
Awards Granted, exercise price		$ 0.38
Issued with Debt | Upper Range
Awards Granted, exercise price		$ 3.00
Services
Warrants Granted, number		1,332,500	784,711
Awards Granted, term		5 years
Warrants Fair Value		1,563,620	159,363
Services | Lower Range
Awards Granted, exercise price		$ 2.40	$ 0.38
Awards Granted, term			5 years
Services | Upper Range
Awards Granted, exercise price		$ 2.80	$ 1.50
Awards Granted, term			10 years
Loan Guarantee
Warrants Granted, number			613,713
Awards Granted, exercise price			$ 0.24
Awards Granted, term			10 years
Warrants Fair Value			93,969
Loan Consideration
Warrants Granted, number			613,718
Awards Granted, exercise price			$ 0.41
Awards Granted, term			5 years
Warrants Fair Value			30,993
Product Consulting
Warrants Granted, number			1,045,485
Warrants Fair Value			$ 189,942
Product Consulting | Lower Range
Awards Granted, exercise price			$ 0.38
Awards Granted, term			5 years
Product Consulting | Upper Range
Awards Granted, exercise price			$ 0.41
Awards Granted, term			10 years